Note 16 - Income Taxes - Effective Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal statutory income tax rate	21.00%	21.00%
State income taxes	0.00%	0.00%
Permanent differences	(0.21%)	0.10%
Change in effective state income tax rate	0.00%	0.00%
True up prior year tax return	0.06%	(0.50%)
Change in valuation allowance	(20.85%)	(20.60%)
Net effective income tax rate	0.00%	0.00%